Principal accounting policies - Uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal accounting policies
Interest and penalties associated with uncertain tax positions	$ 0	$ 0	$ 0
Uncertain tax positions	$ 0	$ 0